Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Percentage of tax rate		24.10%	7.50%	(24.90%)
Assessable profits (in Dollars)	$ 2,000
Percentage of assessable profits	16.50%
Preferential tax rate		15.00%
Percentage of income tax dividend percent		25.00%
Percentage of income tax dividends		10.00%
Retained earnings (in Dollars)		¥ (225,431)	¥ (584,161)		$ (31,469)
PRC [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Enterprise Income Tax Law [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Witty Digital Technology Limited [Member]
Taxation [Line Items]
Percentage of tax rate		10.00%
Retained earnings (in Dollars)					$ 10,000	$ 5,263
Hong Kong [Member]
Taxation [Line Items]
Percentage of profit tax rate	16.50%
Percentage of tax rate	8.25%		5.00%
Excess assessable profits (in Dollars)	$ 2,000
Foreign [Member] | PRC [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%